Note 7 - Deposits (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Time Deposits, $100,000 or More	$ 60,941,000	$ 71,780,000
Interest-bearing Domestic Deposit, Brokered	$ 53,176,000	$ 49,072,000